UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS



THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 88.7%

                                                        SHARES          VALUE
                                                     ------------   ------------
CONSUMER DISCRETIONARY - 8.9%
   Arbitron                                                 9,308   $    201,798
   GameStop, Cl A *                                         7,411        180,013
   Harte-Hanks                                             12,095        141,995
   John Wiley & Sons, Cl A                                  4,574        161,096
   Lowe's                                                  20,221        395,725
   McDonald's                                              10,485        614,526
   Men's Wearhouse                                          5,570        129,057
   Morningstar *                                            3,243        165,458
   NIKE, Cl B                                              12,000        746,160
   Omnicom Group                                           17,108        586,462
   Scientific Games, Cl A *                                 9,519        133,932
   Sherwin-Williams                                         3,279        187,034
   Target                                                  11,430        553,555
   VF                                                       1,910        135,687
                                                                    ------------
                                                                       4,332,498
                                                                    ------------
CONSUMER STAPLES - 13.8%
   Coca-Cola                                               15,582        830,676
   Colgate-Palmolive                                        8,182        643,351
   Diageo ADR                                              13,807        897,731
   Kellogg                                                 10,066        518,802
   Nestle ADR                                              30,665      1,426,536
   PepsiCo                                                  8,446        511,405
   Reckitt Benckiser Group                                 18,397        916,137
   Tesco                                                  112,164        749,680
   Unilever                                                 6,372        196,831
                                                                    ------------
                                                                       6,691,149
                                                                    ------------
ENERGY - 11.5%
   Apache                                                   4,429        416,858
   BP ADR                                                  14,111        798,965
   Chevron                                                  8,460        647,528
   Core Laboratories                                        1,679        175,120
   EnCana                                                   3,190        176,694

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
ENERGY - CONTINUED
   Exxon Mobil                                              6,345   $    454,746
   FMC Technologies *                                       8,474        445,732
   Mariner Energy *                                         7,171         91,359
   Noble                                                   10,637        433,351
   Oceaneering International *                              2,670        136,437
   Total ADR                                               13,969        839,118
   Transocean *                                             6,388        536,017
   XTO Energy                                              10,165        422,457
                                                                    ------------
                                                                       5,574,382
                                                                    ------------
FINANCIALS - 9.6%
   Aflac                                                   18,480        766,735
   Allstate                                                22,977        679,430
   American Campus Communities                              4,670        126,183
   Bank of New York Mellon                                 23,228        619,258
   Berkshire Hathaway, Cl B *                                  50        164,150
   Charles Schwab                                          32,308        560,221
   Digital Realty Trust                                     2,030         91,614
   Federal Realty Investment Trust                          2,187        129,099
   HSBC Holdings ADR                                        9,143        506,431
   Leucadia National *                                     11,596        260,562
   Markel *                                                   658        212,337
   Plum Creek Timber                                        3,536        110,641
   PNC Financial Services Group                             3,786        185,287
   Public Storage                                           1,685        124,016
   TCF Financial                                           11,448        135,430
                                                                    ------------
                                                                       4,671,394
                                                                    ------------
HEALTH CARE - 8.4%
   Abbott Laboratories                                     10,955        553,994
   Johnson & Johnson                                       10,746        634,551
   McKesson                                                 4,025        236,388
   Medco Health Solutions *                                14,099        791,236
   Mednax *                                                 3,453        179,280
   Medtronic                                                5,855        209,024

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
HEALTH CARE - CONTINUED
   Mettler-Toledo International *                           1,730   $    168,675
   Pharmaceutical Product Development                       5,353        115,357
   Sanofi-Aventis ADR                                       4,250        156,910
   Thermo Fisher Scientific *                              15,303        688,635
   UnitedHealth Group                                       5,835        151,418
   VCA Antech *                                             7,569        180,294
                                                                    ------------
                                                                       4,065,762
                                                                    ------------
INDUSTRIALS - 13.0%
   3M                                                       9,045        665,441
   ABB ADR *                                               28,826        534,146
   Alexander & Baldwin                                      5,628        162,255
   ATC Technology *                                         5,472        114,365
   CH Robinson Worldwide                                    9,941        547,849
   Graco                                                    4,107        113,107
   Illinois Tool Works                                     12,645        580,658
   Komatsu                                                 35,359        714,569
   Middleby *                                               3,426        155,232
   Orbital Sciences *                                       7,673         98,828
   Republic Services                                       31,668        820,518
   School Specialty *                                       4,662        103,729
   Stericycle *                                             2,863        149,935
   Union Pacific                                           11,204        617,789
   United Technologies                                     15,184        933,057
                                                                    ------------
                                                                       6,311,478
                                                                    ------------
INFORMATION TECHNOLOGY - 13.5%
   Accenture, Cl A                                         25,493        945,280
   ANSYS *                                                  3,936        159,723
   Cisco Systems *                                         29,287        669,208
   DealerTrack Holdings *                                   6,555        108,026
   Fiserv *                                                 3,325        152,518
   Google, Cl A *                                           1,165        624,580
   International Business Machines                          4,123        497,275
   NeuStar, Cl A *                                          6,904        159,482

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY - CONTINUED
   Nintendo ADR                                            22,000   $    691,020
   Nokia ADR                                               29,021        365,955
   QUALCOMM                                                13,998        579,657
   Rofin-Sinar Technologies *                               4,142         88,846
   SAP ADR                                                 12,029        544,553
   Taiwan Semiconductor Manufacturing                      69,046        658,699
   Wright Express *                                         4,068        113,538
   Zebra Technologies, Cl A *                               7,606        190,150
                                                                    ------------
                                                                       6,548,510
                                                                    ------------
MATERIALS - 3.0%
   BHP Billiton ADR                                        12,183        798,961
   Mosaic                                                   6,820        318,699
   Nucor                                                    3,720        148,242
   Weyerhaeuser                                             4,985        181,155
                                                                    ------------
                                                                       1,447,057
                                                                    ------------
TELECOMMUNICATION SERVICES - 4.0%
   AT&T                                                    26,324        675,737
   NII Holdings *                                          10,500        282,765
   Telefonica ADR                                          11,946      1,002,628
                                                                    ------------
                                                                       1,961,130
                                                                    ------------
UTILITIES - 3.0%
   Edison International                                    23,955        762,248
   UGI                                                      7,333        175,112
   Xcel Energy                                             28,036        528,759
                                                                    ------------
                                                                       1,466,119
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $35,477,991)                                              43,069,479
                                                                    ------------
EXCHANGE TRADED FUNDS - 9.0%
   iShares Barclays 1-3 Year Treasury Bond Fund             3,770        316,906
   iShares Barclays Short Treasury Bond Fund                1,716        189,138
   iShares MSCI Brazil Index Fund                           6,901        474,996
   iShares MSCI EAFE Index Fund                             7,525        401,083

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
   iShares MSCI Japan Index Fund                           87,863   $    839,970
   SPDR Barclays Capital 1-3 Month Treasury Bill              366         16,792
   SPDR Trust Series 1                                      7,281        754,020
   Vanguard Emerging Markets                               36,870      1,386,312
                                                                    ------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $3,470,547)                                                4,379,217
                                                                    ------------
CASH EQUIVALENT - 2.1%
   BlackRock Liquidity Funds TempFund Portfolio -
      Institutional, 0.180% (A)
      (Cost $1,019,706)                                 1,019,706      1,019,706
                                                                    ------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $39,968,244) +                                          $ 48,468,402
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $48,555,210.

*    NON-INCOME PRODUCING SECURITY.

(A)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL   -- CLASS

EAFE -- EUROPE, AUSTRALASIA, FAR EAST

MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL

SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,968,244, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,095,185 AND $(595,027), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT FINANCIAL STATEMENTS.

LHI-QH-001-0200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: December 23, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: December 23, 2009